Related party transactions and balances - Schedule of Transactions with related parties (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
(Repayment from)/advances to shareholders	$ 0	$ (10,044)